Goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill
Schedule of goodwill

		Wuhan
	So-Young	Miracle	Total
	RMB	RMB	RMB
Balance as of December 31, 2019	—	—	—
Increase in goodwill related to acquisition	48,500	—	48,500
Balance as of December 31, 2020	48,500	—	48,500
Increase in goodwill related to acquisition	684	540,009	540,693
Impairment of goodwill (i)	(48,500)	—	(48,500)
Balance as of December 31, 2021	684	540,009	540,693
(i)	In the annual goodwill impairment assessment, the Group concluded that the carrying amounts of certain reporting units exceeded their respective fair values and recorded impairment losses of nil, and RMB48,500 for the years ended December 31, 2020 and 2021, respectively. The impairment losses were resulted from an update of long-term financial outlook of Leya.